Components of Income Tax Expense (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Current tax expense/(benefit)			$ 703	$ 0	$ 0	$ 0
Deferred tax (benefit)/expense			(631)	0	0	(1,163)
Income tax expense/(benefit)	$ 0	$ 0	$ 72	$ 0	$ 0	$ (1,163)